Receivables (Tables)	3 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Schedule of receivables

	March 31, 2019	December 31, 2018
Trade receivable	$39,852	$84,443
Construction contract asset	32,997	125,426
GST receivable	350,502	278,182
SR&ED tax credits receivable	675,000	675,000
Other receivable	23,246	27,638
	$1,121,597	$1,190,689